Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Statement of Financial Position [Abstract]
Allowances for doubtful accounts | $	$ 445		$ 560
Ordinary shares, par value | ₪ / shares		₪ 0.15		₪ 0.15
Ordinary shares, authorized	75,353,340		75,353,340
Ordinary shares, issued	54,405,881		40,353,953
Ordinary shares, outstanding	53,375,854		39,174,272
Treasury shares	1,030,027		1,179,681